Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets - Schedule of Collateral Held as Security for Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of assets pledged as security [line items]
Collateral accepted as security for assets	£ 16,356	£ 15,483
On-Balance Sheet [member]
Disclosure of assets pledged as security [line items]
Collateral accepted as security for assets	3,679	4,320
On-Balance Sheet [member] | Trading Liabilities [member]
Disclosure of assets pledged as security [line items]
Collateral accepted as security for assets	1,911	3,535
On-Balance Sheet [member] | Deposits by Banks [member]
Disclosure of assets pledged as security [line items]
Collateral accepted as security for assets	1,760	785
On-Balance Sheet [member] | Deposits by customers [member]
Disclosure of assets pledged as security [line items]
Collateral accepted as security for assets	8
Off-Balance Sheet [member]
Disclosure of assets pledged as security [line items]
Collateral accepted as security for assets	38,655	28,147
Off-Balance Sheet [member] | Trading Liabilities [member]
Disclosure of assets pledged as security [line items]
Collateral accepted as security for assets	36,230	26,980
Off-Balance Sheet [member] | Deposits by Banks [member]
Disclosure of assets pledged as security [line items]
Collateral accepted as security for assets	£ 2,425	£ 1,167